Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (3,225,000)	$ (2,089,000)	$ (1,613,972)	$ (5,787,364)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	106,000	72,000	86,875	173,902
Fair value of vested options	182,000			711,404
Fair value of shares issued for services	949,000	1,389,000	194,030	2,424,121
Fair value of common shares issued to employees and officer	51,000
Fair value of preferred shares issued to officer	465,000
Fair value of warrants issued for services			376,510
Extinguishment of derivative liabilities				(145,565)
Change in fair value of derivative	(283,000)			(19,491)
Private placement costs	279,000			238,395
Amortization of convertible note discount	380,000			185,330
Gain on forgiveness of accrued interest			(21,000)
Gain on extinguishment of derivative liability	(286,000)		(41,000)
Amortization of right-of-use asset	85,000	39,000		87,132
Interest accrual		20,000
Changes in operating assets and liabilities:
Accounts receivable	10,000	(22,000)	(19,561)	(8,699)
Inventories	(38,000)			(122,519)
Prepaid Expenses	7,000			(7,500)
Accounts payable and accrued liabilities	69,000	16,000	9,617	63,981
Deferred revenue	(17,000)	85,000		68,212
Operating lease liabilities	(78,000)	(28,000)		(82,659)
Net cash used in operating activities	(1,344,000)	(518,000)	(1,028,501)	(2,221,320)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of equipment	(80,000)	(85,000)	(175,000)	(114,500)
Payment of security deposit			(16,770)	(16,882)
Net cash used in investment activities	(80,000)	(85,000)	(191,770)	(131,382)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from shares to be issued		625,000	306,000	530,000
Proceeds from shares issued for cash	105,000		1,300,018	2,090,375
Proceeds from convertibles notes payable	563,000			326,800
Proceeds from notes payable	679,000	13,000	100,000
Principal payment of convertible note payable	(282,000)			(73,000)
Principal payments of notes payable	(44,000)	(42,000)		(124,150)
Costs of recapitalization			(495,760)
Net cash provided by financing activities	1,021,000	596,000	1,210,258	2,750,025
Increase (decrease) in cash	(403,000)	(7,000)	(10,013)	397,323
Cash and cash equivalents, beginning of period	433,143	35,820	45,833	35,820
Cash and cash equivalents, end of period	30,000	29,000	35,820	433,143
Supplemental Disclosures of Cash Flow Information:
Cash paid for taxes			1,600	800
Cash paid for interest	17,000			15,080
Non-cash investing and financing activities
Recognition of right-of-use asset and liability	432,000	410,000
Original issuance discount	43,000			28,200
Issue convertible notes payable for fees	30,000
Recognition of beneficial conversion feature	291,000
Shares issued for fee discount	88,000
Derivative liabilities allocated to convertible note discount	183,000			326,800
Issuance of shares to be issued	505,000
Fair value of shares for loan fee	76,000			54,990
Shares issued for cashless exercise of warrant				2,590
Fair value of shares issued for settlement of convertible notes payable			$ 1,015,000
Fair value shares to be issued for loan fee	$ 11,000